RELATED PARTIES	6 Months Ended
Jun. 30, 2022
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the specific prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

The transactions refers mainly to:

Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; (iv) social services and (v) dividends receivable.

Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting and (v) dividends payable.

Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.

For the six-month period ended June 30, 2022, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties in relation to those disclosed in the annual financial statements for the year ended December 31, 2021.

11.1.Balances recognized in assets and liabilities and amounts transacted in the period

	Assets		Liabilities		Financial result, net		Sales (purchases), net
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021	2022	2021	2022	2021
Transactions with controlling shareholders
Managements and related persons				(22,875)
Alden Fundo de Investimento em Ações				(17,701)
Controller				(131,841)
Suzano Holding	5	2		(248,789)			30	(1,303)
	5	2		(421,206)			30	(1,303)

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - note 11.2)	8			(9)			(15)	(118)
Bexma Participações Ltda	1	1					4	20
Bizma Investimentos Ltda		1					4	4
Ensyn Technologies						1
Fundação Arymax							1	1
Ibema Companhia Brasileira de Papel (1)	64,179	80,511	(4,199)	(6,288)			90,916	(3,346)
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	6	1	(17)				(2,267)	(2,242)
IPLF Holding S.A.							2	8
Nemonorte Imóveis e Participações Ltda			(15)				(105)	(92)
Other shareholders			(4,055)	(497,867)
	64,194	80,514	(8,286)	(504,164)		1	88,540	(5,765)
	64,199	80,516	(8,286)	(925,370)		1	88,570	(7,068)

Assets
Trade accounts receivable (Note 7)	63,333	73,598
Dividends receivable		6,604
Other assets	866	314
Liabilities
Trade accounts payable (Note 17)			(4,231)	(6,288)
Dividends payable			(4,055)	(919,073)
Other liabillities				(9)
	64,199	80,516	(8,286)	(925,370)

1) Refers mainly to the sale of pulp.

11.2.Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set for the below:

	June 30,	June 30,
	2022	2021
Short-term benefits
Salary or compensation	24,741	23,665
Direct and indirect benefits	464	407
Bonus	3,516	3,274
	28,721	27,346
Long-term benefits
Share-based compensation plan	25,726	48,042
	25,726	48,042
	54,447	75,388

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.